DEBTS PAYABLE AND SENIOR SECURED NOTES - Debts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total debt
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debts payable, undiscounted	$ 229,856	$ 235,524	$ 133,858
Less: current portion	23,152
Less: debt issuance costs - current portion	99
Total non-current debt, undiscounted	206,605
Less: discount to fair value	199
Less: debt issuance costs - non-current portion	850
Total non-current debt	205,556
Related party debt
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debts payable, undiscounted	733
Less: current portion	733
Non-related party debt
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debts payable, undiscounted	229,123
Less: current portion	22,419
Less: debt issuance costs - current portion	99
Total non-current debt, undiscounted	206,605
Less: discount to fair value	199
Less: debt issuance costs - non-current portion	850
Total non-current debt	$ 205,556